SCHEDULE OF INVESTMENTS

April 30, 2000
(Unaudited)

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
CORPORATE BONDS-9.51%
BRAZIL-3.86%
Banco Nacional De Desenvolri
  (Banks-Regional), Unsec. Unsub.
  Floating Rate Notes, 12.69%,
  06/16/08(a)                       $ 6,000,000   $  5,358,798
--------------------------------------------------------------
MEXICO-4.70%
Petroleos Mexicanos (Oil &
  Gas-Refining & Marketing),
  Sr. Gtd. Sub. Bonds, 9.50%,
    09/15/27                          4,650,000      4,568,625
--------------------------------------------------------------
  Unsub. Series P Bonds, 9.50%,
    09/15/27                          2,000,000      1,958,100
--------------------------------------------------------------
                                                     6,526,725
--------------------------------------------------------------
SOUTH KOREA-0.95%
Hanvit Bank (Banks-Money Center),
  Unsec. Sub. Notes, 12.75%,
  03/01/10                            1,300,000      1,323,725
--------------------------------------------------------------
    Total Corporate Bonds (Cost
      $13,206,947)                                  13,209,248
--------------------------------------------------------------
GOVERNMENT BONDS & GOVERNMENT
  AGENCY OBLIGATIONS-81.67%
ALGERIA-0.78%
Algeria Loan Assignment,
  Tranche 1 6.77%, 09/04/06             845,000        673,887
--------------------------------------------------------------
  Tranche 3 6.77%, 03/04/10             540,000        403,650
--------------------------------------------------------------
                                                     1,077,537
--------------------------------------------------------------
ARGENTINA-13.04%
Republic of Argentina,
  Bonds, 12.00%, 02/01/20             3,870,000      3,829,365
--------------------------------------------------------------
  Floating Rate Deb., 7.38%,
    03/31/05(a)                       3,000,000      2,787,174
--------------------------------------------------------------
  Sec. Gtd. Floating Rate Series
    L-GP Bonds, 6.00%, 03/31/23(a)   10,630,000      7,510,276
--------------------------------------------------------------
  Unsec. Unsub. Bonds, 9.75%,
    09/19/27                          4,709,000      3,990,877
--------------------------------------------------------------
                                                    18,117,692
--------------------------------------------------------------
BRAZIL-13.15%
Republic of Brazil,
  Bonds, 12.25%, 03/06/30             5,030,000      4,609,995
--------------------------------------------------------------
  Floating Rate Gtd. Bonds, 7.44%,
    04/15/12(a)                       5,719,000      4,146,441
--------------------------------------------------------------
  Floating Rate Gtd. Bonds, Series
    RG, 7.44%, 04/15/12(a)            3,328,000      2,412,897
--------------------------------------------------------------
  Series C Bonds, 8.00%, 04/15/14     6,030,193      4,350,380
--------------------------------------------------------------
  Unsec. Bonds, 10.13%, 05/15/27      3,520,000      2,748,645
--------------------------------------------------------------
                                                    18,268,358
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
BULGARIA-4.39%
Republic of Bulgaria,
  Floating Rate PDI Deb., 7.06%,
    07/28/11(a)                     $ 2,860,000   $  2,166,876
--------------------------------------------------------------
  Gtd. Floating Rate Sec. Series A
    Bonds, 7.06%, 07/28/24(a)         2,749,000      2,113,395
--------------------------------------------------------------
  Gtd. Series A Bonds, 2.75%,
    07/28/12(b)                       2,600,000      1,815,806
--------------------------------------------------------------
                                                     6,096,077
--------------------------------------------------------------
COLOMBIA-1.23%
Republic of Colombia,
  Unsec. Unsub. Notes, 7.63%,
    02/15/07                          1,880,000      1,372,400
--------------------------------------------------------------
  Unsub. Notes, 9.75%, 04/23/09         424,000        333,900
--------------------------------------------------------------
                                                     1,706,300
--------------------------------------------------------------
CROATIA-1.03%
Croatia,
  Floating Rate Series A Notes,
    7.06%, 07/31/10(a)                1,011,818        898,582
--------------------------------------------------------------
  Floating Rate Series B Notes,
    7.06%, 07/31/06(a)                  570,896        532,236
--------------------------------------------------------------
                                                     1,430,818
--------------------------------------------------------------
KAZAKHSTAN-2.13%
Republic of Kazakhstan, Notes,
  13.63%, 10/18/04 (Acquired
  09/28/99; Cost $2,669,490)(c)       2,700,000      2,963,250
--------------------------------------------------------------
KOREA-3.82%
Republic of Korea, Unsub. Unsec.
  Notes, 8.88%, 04/15/08              5,135,000      5,308,306
--------------------------------------------------------------
LEBANON-0.18%
Republic of Lebanon, Series 3
  Notes, 10.25%, 10/06/09               250,000        249,960
--------------------------------------------------------------
MALAYSIA-2.58%
Republic of Malaysia, Bonds,
  8.75%, 06/01/09                     3,538,000      3,584,525
--------------------------------------------------------------
MEXICO-6.82%
United Mexican States,
  Gtd. Sec. Floating Rate Series B
    Notes, 6.94%, 12/31/19(a)         3,150,000      3,111,838
--------------------------------------------------------------
  Gtd. Sec. Floating Rate Series
    W-A Notes, 6.25%, 12/31/19(a)       173,000        143,551
--------------------------------------------------------------
  Gtd. Sec. Series W-B Bonds,
    6.25%, 12/31/19                   7,500,000      6,223,320
--------------------------------------------------------------
                                                     9,478,709
--------------------------------------------------------------
MOROCCO-1.17%
Morocco Tranche A, Registered
  Loans, 6.84%, 01/01/09              1,808,000      1,618,160
--------------------------------------------------------------
NIGERIA-0.75%
Central Bank of Nigeria,
  Sec.-Series WW Gtd. Sec. Notes,
  6.25%, 11/15/20                     2,000,000      1,044,190
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
PANAMA-1.95%
Republic of Panama, Bonds,
  8.88%, 09/30/27                   $ 1,017,000   $    872,382
--------------------------------------------------------------
  9.38%, 04/01/29                       626,000        591,570
--------------------------------------------------------------
  Floating Rate PDI Deb., 7.06%,
    07/17/16(a)                       1,530,830      1,248,964
--------------------------------------------------------------
                                                     2,712,916
--------------------------------------------------------------
PERU-2.26%
Republic of Peru,
  Gtd. Bonds, 3.75%, 03/07/17(b)      5,215,025      1,402,845
--------------------------------------------------------------
  PDI Bonds, 4.50%, 03/07/17(b)       5,237,234      1,730,593
--------------------------------------------------------------
                                                     3,133,438
--------------------------------------------------------------
PHILIPPINES-1.81%
Republic of Philippines,
  Bonds, 9.88%, 01/15/19                970,000        860,875
--------------------------------------------------------------
  Unsec. Bonds, 8.88%, 04/15/08       1,800,000      1,653,763
--------------------------------------------------------------
                                                     2,514,638
--------------------------------------------------------------
POLAND-2.93%
Republic of Poland,
  Sec. Bonds, 3.50%, 10/27/24(b)      4,668,631      1,535,173
--------------------------------------------------------------
  Unsec. PDI Bonds, 6.00%,
    10/27/14(b)                       4,668,181      2,538,600
--------------------------------------------------------------
                                                     4,073,773
--------------------------------------------------------------
RUSSIA-12.94%
Bank of Foreign Economic Affairs
  (Vnesheconombank),
  Interest in Arrears Notes,
    6.91%, 12/15/15(a)(d)               627,107        174,022
--------------------------------------------------------------
  Unsec. Deb., 6.91%,
    12/15/20(a)(d)                   20,242,372      5,592,967
--------------------------------------------------------------
Russian Federation,
  Sr. Unsec. Unsub. Bonds,
    11.75%, 06/10/03                  1,250,000      1,106,359
--------------------------------------------------------------
    12.75%, 06/24/28                  5,663,000      4,630,057
--------------------------------------------------------------
  Unsec. Unsub. Notes,
    8.75%, 07/24/05                   5,020,000      3,602,392
--------------------------------------------------------------
    11.00%, 07/24/18                  4,000,000      2,868,940
--------------------------------------------------------------
                                                    17,974,737
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
SOUTH AFRICA-0.70%
Republic of South Africa, Notes,
  9.13%, 05/19/09                   $ 1,000,000   $    969,650
--------------------------------------------------------------
TURKEY-3.24%
Republic of Turkey,
  Bonds, 11.88%, 11/15/04               700,000        737,625
--------------------------------------------------------------
  Sr. Unsec. Unsub. Bonds, 11.88%,
    01/15/30                          2,300,000      2,494,831
--------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 12.38%,
    06/15/09                          1,170,000      1,263,600
--------------------------------------------------------------
                                                     4,496,056
--------------------------------------------------------------
VENEZUELA-4.77%
Republic of Venezuela,
  Unsec. Bonds, 9.25%, 09/15/27       4,259,000      2,733,984
--------------------------------------------------------------
  Series DL, Floating Rate Deb.,
    7.00%, 12/18/07(a)                2,095,225      1,648,536
--------------------------------------------------------------
  Unsec. Bonds, 13.63%, 08/15/18      2,500,000      2,238,770
--------------------------------------------------------------
                                                     6,621,290
--------------------------------------------------------------
    Total Government Bonds &
      Government Agency
      Obligations (Cost
      $114,430,480)                                113,440,380
--------------------------------------------------------------

                                      SHARES
MONEY MARKET FUNDS-7.05%
STIC Liquid Assets Portfolio(e)       4,899,816      4,899,816
--------------------------------------------------------------
STIC Prime Portfolio(e)               4,899,816      4,899,816
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $9,799,632)                                    9,799,632
--------------------------------------------------------------
TOTAL INVESTMENTS-98.23% (Cost
  $137,437,059)                                    136,449,260
--------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.77%                                  2,453,369
--------------------------------------------------------------
NET ASSETS-100.00%                                $138,902,629
--------------------------------------------------------------

Investment Abbreviations:

Deb.   - Debentures
Gtd.   - Guaranteed
PDI    - Past due interests
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured
Unsub. - Unsubordinated

Notes to Schedule of Investments:

(a) The coupon rate shown on floating rate notes represents the rate at period end.
(b) Step bond issued at a discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The market value at 04/30/00 was $2,963,250, which represented 2.13% of the Fund's net assets.
(d) Defaulted security. Currently, the issuer is partially in default with respect to interest payments.
(e) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000
(Unaudited)

ASSETS:
Investments, at market value (cost
  $137,437,059)                                 $136,449,260
------------------------------------------------------------
Receivables for:
  Investments sold                                 5,543,715
------------------------------------------------------------
  Dividends and interest                           2,827,523
------------------------------------------------------------
  Fund shares sold                                   104,913
------------------------------------------------------------
Other assets                                          20,498
------------------------------------------------------------
    Total assets                                 144,945,909
------------------------------------------------------------
LIABILITIES:
Payables for:
  Investments purchased                            4,935,883
------------------------------------------------------------
  Fund shares reacquired                             739,295
------------------------------------------------------------
Accrued advisory fees                                 77,953
------------------------------------------------------------
Accrued accounting services fees                       4,098
------------------------------------------------------------
Accrued distribution fees                            114,001
------------------------------------------------------------
Accrued trustees' fees                                   964
------------------------------------------------------------
Accrued operating expenses                           171,086
------------------------------------------------------------
    Total liabilities                              6,043,280
------------------------------------------------------------
Net assets applicable to shares outstanding     $138,902,629
------------------------------------------------------------
NET ASSETS:
Class A                                         $ 50,806,647
------------------------------------------------------------
Class B                                         $ 87,698,010
------------------------------------------------------------
Class C                                         $    397,972
------------------------------------------------------------
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:
Class A                                            5,769,310
------------------------------------------------------------
Class B                                            9,958,979
------------------------------------------------------------
Class C                                               45,224
------------------------------------------------------------
Class A:
  Net asset value and redemption price per
    share                                       $       8.81
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.81 divided by
      95.25%)                                   $       9.25
------------------------------------------------------------
Class B:
  Net asset value and offering price per share  $       8.81
------------------------------------------------------------
Class C:
  Net asset value and offering price per share  $       8.80
------------------------------------------------------------

STATEMENT OF OPERATIONS

For the six months ended April 30, 2000
(Unaudited)

INVESTMENT INCOME:
Interest                                         $ 8,203,459
------------------------------------------------------------
Dividend                                             211,578
------------------------------------------------------------
Securities lending                                     4,209
------------------------------------------------------------
    Total investment income                        8,419,246
------------------------------------------------------------
EXPENSES:
Advisory and administrative fees                     717,913
------------------------------------------------------------
Accounting services fees                              24,863
------------------------------------------------------------
Custodian fees                                        70,979
------------------------------------------------------------
Distribution fees -- Class A                          94,867
------------------------------------------------------------
Distribution fees -- Class B                         481,163
------------------------------------------------------------
Distribution fees -- Class C                           1,561
------------------------------------------------------------
Transfer agent fees                                  186,026
------------------------------------------------------------
Trustees' fees                                         3,938
------------------------------------------------------------
Other                                                194,928
------------------------------------------------------------
    Total expenses                                 1,776,238
------------------------------------------------------------
Less: Expenses paid indirectly                        (8,741)
------------------------------------------------------------
    Fees waived by advisor                          (132,449)
------------------------------------------------------------
    Net expenses                                   1,635,048
------------------------------------------------------------
Net investment income                              6,784,198
------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES
Net realized gain (loss) from:
  Investment securities                           (2,287,322)
------------------------------------------------------------
  Foreign currencies                                    (502)
------------------------------------------------------------
                                                  (2,287,824)
------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                           12,188,455
------------------------------------------------------------
Net gain from investment securities and foreign
  currencies                                       9,900,631
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                     $16,684,829
------------------------------------------------------------

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended April 30, 2000 and the year ended October 31, 1999 (Unaudited)

                                                               APRIL 30,       OCTOBER 31,
                                                                  2000            1999
                                                              ------------    -------------
OPERATIONS:
  Net investment income                                       $  6,784,198    $  18,065,555
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and forward contracts                    (2,287,824)     (21,946,775)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and forward contracts        12,188,455       32,523,499
-------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        16,684,829       28,642,279
-------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                       (2,542,551)      (6,769,760)
-------------------------------------------------------------------------------------------
  Class B                                                       (4,206,410)     (11,031,707)
-------------------------------------------------------------------------------------------
  Class C                                                          (13,747)          (6,633)
-------------------------------------------------------------------------------------------
  Advisor Class*                                                   (21,490)        (257,455)
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                         (223,528)        (449,410)
-------------------------------------------------------------------------------------------
  Class B                                                         (396,805)        (785,022)
-------------------------------------------------------------------------------------------
  Class C                                                           (1,287)            (710)
-------------------------------------------------------------------------------------------
  Advisor Class*                                                    (3,778)         (16,159)
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (6,817,173)     (18,452,955)
-------------------------------------------------------------------------------------------
  Class B                                                      (15,590,097)     (17,772,062)
-------------------------------------------------------------------------------------------
  Class C                                                          181,074          206,296
-------------------------------------------------------------------------------------------
  Advisor Class*                                                (1,475,416)        (300,841)
-------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                      (14,426,379)     (26,994,139)
-------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                          153,329,008      180,323,147
-------------------------------------------------------------------------------------------
  End of period                                               $138,902,629    $ 153,329,008
-------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Shares of beneficial interest                               $225,750,239    $ 249,451,851
-------------------------------------------------------------------------------------------
  Distributions in excess of net investment income              (2,290,919)      (1,665,521)
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and forward contracts       (83,568,893)     (81,281,069)
-------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and forward contracts          (987,798)     (13,176,253)
-------------------------------------------------------------------------------------------
                                                              $138,902,629    $ 153,329,008
-------------------------------------------------------------------------------------------

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Emerging Markets Debt Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000 the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is high current income, and its secondary investment objective is growth of capital. The Fund invests substantially all of its investable assets in Emerging Markets Debt Portfolio (the "Portfolio"). The Portfolio is organized as a Delaware business trust which is registered under the 1940 Act as an open-end management investment company.
  The Portfolio has investment objectives, policies and limitations substantially identical to those of the Fund. Therefore, the financial statements of the Fund and Portfolio have been presented on a consolidated basis, and represent all activities of both the Fund and Portfolio. Through April 30, 2000, all of the shares of beneficial interest of the Portfolio were owned by either the Fund or INVESCO (NY) Asset Management, Inc., which has a nominal ($100) investment in the Portfolio.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income are recorded on ex-dividend date, and are declared and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of capital stock redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $76,114,462 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2007.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio may enter into a foreign currency contract to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. The Portfolio may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Portfolio could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

H. Foreign Securities -- There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

I. Indexed Securities -- The Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's and the Portfolio's investment manager and administrator. INVESCO Asset Management Limited is the Fund's and the Portfolio's subadvisor. The Fund pays AIM administration fees at an annualized rate of 0.25% of the Fund's average daily net assets. The Portfolio pays AIM investment management and administration fees at an annual rate of 0.475% on the first $500 million of the Portfolio's average daily net assets, plus 0.45% on the next $1 billion of the Portfolio's average daily net assets, plus 0.425% on the next $1 billion of the Portfolio's average daily net assets, plus 0.40% on the Portfolio's average daily net assets exceeding $2.5 billion, plus 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a mark to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. AIM has contractually agreed to limit the Fund's expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to offset arrangements, if any) to the maximum annual rate of 1.75%, 2.40% and 2.40% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively. During the six months ended April 30, 2000, AIM waived fees of $132,449.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund and the Portfolio. For the six months ended April 30, 2000, AIM was paid $24,863 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended April 30, 2000, AFS was paid $105,507 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund , pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $94,867, $481,163 and $1,561, respectively, as compensation under the Plans.

  AIM Distributors received commissions of $6,262 from sales of the Class A shares of the Fund during the six months ended April 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2000, AIM Distributors received $842 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 2000, the Fund received reductions in custodian fees of $8,741 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $8,741 during the six months ended April 30, 2000.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans would be secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.
  At April 30, 2000, there were no securities on loan to brokers. For the six months ended April 30, 2000, the Portfolio received fees of $4,209 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Portfolio during the six months ended April 30, 2000 was $125,447,732 and $152,938,731, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $  5,119,452
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (10,899,938)
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investment securities                   $ (5,780,486)
---------------------------------------------------------

  Cost of investments for tax purposes is $142,229,746.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2000 and the year ended October 31, 1999 were as follows:

                                                                      APRIL 30,                  OCTOBER 31,
                                                                        2000                        1999
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
Sold:
 Class A                                                         691,645   $  6,170,127    3,233,391   $ 26,598,153
-------------------------------------------------------------------------------------------------------------------
 Class B                                                         379,876      3,376,957    4,696,545     38,346,742
-------------------------------------------------------------------------------------------------------------------
 Class C*                                                         43,592        388,639       24,266        199,586
-------------------------------------------------------------------------------------------------------------------
 Advisor Class**                                                     168          1,448      363,714      2,925,142
-------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
 Class A                                                         190,320      1,673,024      565,425      4,586,556
-------------------------------------------------------------------------------------------------------------------
 Class B                                                         321,573      2,826,274      906,003      7,345,956
-------------------------------------------------------------------------------------------------------------------
 Class C*                                                          1,355         11,954          830          6,710
-------------------------------------------------------------------------------------------------------------------
 Advisor Class**                                                   2,817         24,140       33,070        268,042
-------------------------------------------------------------------------------------------------------------------
Conversion of Advisor Class shares to Class A shares***:
 Class A                                                          64,467        576,982           --             --
-------------------------------------------------------------------------------------------------------------------
 Advisor Class                                                   (64,684)      (576,982)          --             --
-------------------------------------------------------------------------------------------------------------------
Reacquired:
 Class A                                                      (1,720,524)   (15,237,306)  (6,073,553)   (49,637,664)
-------------------------------------------------------------------------------------------------------------------
 Class B                                                      (2,471,137)   (21,793,328)  (7,791,891)   (63,464,760)
-------------------------------------------------------------------------------------------------------------------
 Class C*                                                        (24,819)      (219,519)          --             --
-------------------------------------------------------------------------------------------------------------------
 Advisor Class**                                                (107,034)      (924,022)    (431,949)    (3,494,025)
-------------------------------------------------------------------------------------------------------------------
                                                              (2,692,385)  $(23,701,612)  (4,474,149)  $(36,319,562)
-------------------------------------------------------------------------------------------------------------------

  * Class C shares commenced sales on March 1, 1999.
 ** Advisor Class share activity for the period November 1, 1999 through
    February 11, 2000 (date of conversion).
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                        CLASS A
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                    YEAR ENDED OCTOBER 31,
                                                          APRIL 30,        ------------------------------------------------------
                                                             2000           1999      1998(a)    1997(a)     1996(a)       1995
                                                       ----------------    -------    -------    --------    --------    --------
Net asset value, beginning of period                       $  8.30         $ 7.86     $15.56     $  14.85    $  11.70    $  12.56
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                        0.40           0.86       1.35(b)      1.19        1.27        1.35
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
   investments                                                0.56           0.51      (4.80)        0.93        3.09       (1.09)
---------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment operations         0.96           1.37      (3.45)        2.12        4.36        0.26
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
 From net investment income                                  (0.45)         (0.93)     (1.06)       (1.18)      (1.11)      (1.03)
---------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on investments                          --             --      (2.83)       (0.23)      (0.10)      (0.03)
---------------------------------------------------------------------------------------------------------------------------------
 Return of capital                                              --             --      (0.36)          --          --       (0.06)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                       (0.45)         (0.93)     (4.25)       (1.41)      (1.21)      (1.12)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  8.81         $ 8.30     $ 7.86     $  15.56    $  14.85    $  11.70
---------------------------------------------------------------------------------------------------------------------------------
Total return(c)                                              11.57%         18.38%    (30.07)%      14.46%      39.05%       2.81%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (000s omitted)                   $50,807         $54,330    $69,321    $133,973    $178,318    $142,002
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets including
 interest expense:
 With fee waivers and/or expense reimbursements               1.76%(d)       1.88%      1.74%        1.58%       1.73%       1.75%
---------------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements            1.94%(d)       1.92%      1.74%        1.58%       1.73%       1.75%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets excluding
 interest expense:
 With fee waivers and/or expense reimbursements               1.76%(d)       1.75%      1.74%        1.58%       1.69%       1.75%
---------------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements            1.94%(d)       1.79%      1.74%        1.58%       1.69%       1.75%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of interest expense to average net assets                 --           0.13%        --           --        0.04%         --
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets          9.38%(d)      10.73%     11.27%        7.39%       9.52%      11.85%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         91%           336%       339%         214%        290%        213%
---------------------------------------------------------------------------------------------------------------------------------

(a) These selected per share data were calculated based upon average shares outstanding during the period.
(b) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.21 per share.
(c) Total return does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average net assets of $54,507,612.

                                                                                       CLASS B
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                     YEAR ENDED OCTOBER 31,
                                                        APRIL 30,        --------------------------------------------------------
                                                         2000(a)           1999      1998(a)     1997(a)     1996(a)       1995
                                                     ----------------    --------    --------    --------    --------    --------
Net asset value, beginning of period                     $   8.30        $   7.86    $ 15.54     $ 14.83     $ 11.69     $  12.56
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                       0.38            0.81       1.28(b)     1.09        1.17         1.27
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
   investments                                               0.55            0.51      (4.79)       0.93        3.09        (1.09)
---------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment
     operations                                              0.93            1.32      (3.51)       2.02        4.26         0.18
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
 From net investment income                                 (0.42)          (0.88)     (0.98)      (1.08)      (1.03)       (0.96)
---------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on investments                         --              --      (2.83)      (0.23)      (0.09)       (0.03)
---------------------------------------------------------------------------------------------------------------------------------
 Return of capital                                             --              --      (0.36)         --          --        (0.06)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                      (0.42)          (0.88)     (4.17)      (1.31)      (1.12)       (1.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   8.81        $   8.30    $  7.86     $ 15.54     $ 14.83     $  11.69
---------------------------------------------------------------------------------------------------------------------------------
Total return(c)                                             11.23%          17.61%    (30.49)%     13.77%      38.16%        2.07%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (000s omitted)                 $ 87,698        $ 97,394    $109,406    $228,101    $251,002    $214,897
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets including
 interest expense:
 With fee waivers and/or expense reimbursements              2.41%(d)        2.53%      2.39%       2.23%       2.38%        2.40%
---------------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements           2.59%(d)        2.57%      2.39%       2.23%       2.38%        2.40%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets excluding
 interest expense:
 With fee waivers and/or expense reimbursements              2.41%(d)        2.40%      2.39%       2.23%       2.34%        2.40%
---------------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements           2.59%(d)        2.44%      2.39%       2.23%       2.34%        2.40%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of interest expense to average net assets                --            0.13%        --          --        0.04%          --
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
 assets                                                      8.73%(d)       10.08%     10.62%       6.74%       8.87%       11.20%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        91%            336%       339%        214%        290%         213%
---------------------------------------------------------------------------------------------------------------------------------

(a) These selected per share operating data were calculated based upon the average shares outstanding during the period.
(b) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.21 per share.
(c) Total return does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average net assets of $96,761,400.

                                                      CLASS C                 ADVISOR CLASS
                                          --------------------------------   ----------------
                                                             MARCH 1, 1999
                                                              (DATE SALES
                                                              COMMENCED)     NOVEMBER 1, 1999
                                          SIX MONTHS ENDED        TO                TO
                                             APRIL 30,        OCTOBER 31,      FEBRUARY 11,
                                              2000(a)            1999            2000(a)
                                          ----------------   -------------   ----------------
Net asset value, beginning of period           $ 8.30           $ 7.96            $ 8.28
---------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                           0.38             0.53              0.24
---------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)
   on investments                                0.54             0.37              0.63
---------------------------------------------------------------------------------------------
   Net increase (decrease) from
     investment operations                       0.92             0.90              0.87
---------------------------------------------------------------------------------------------
Distributions to shareholders:
 From net investment income                     (0.42)           (0.56)            (0.23)
---------------------------------------------------------------------------------------------
 From net realized gain on investments             --               --                --
---------------------------------------------------------------------------------------------
 Return of capital                                 --               --                --
---------------------------------------------------------------------------------------------
   Total distributions                          (0.42)           (0.56)            (0.23)
---------------------------------------------------------------------------------------------
Net asset value, end of period                 $ 8.80           $ 8.30            $ 8.92
---------------------------------------------------------------------------------------------
Total return(c)                                 11.23%           11.74%            10.80%
---------------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (000s omitted)       $  398           $  208            $   --
---------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
 including interest expense:
 With fee waivers and/or expense
   reimbursements                                2.41%(d)         2.53%(e)          1.41%(d)
---------------------------------------------------------------------------------------------
 Without fee waivers and/or expense
   reimbursements                                2.59%(d)         2.57%(e)          1.59%(d)
---------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
 excluding interest expense:
 With fee waivers and/or expense
   reimbursements                                2.41%(d)         2.40%(e)          1.41%(d)
---------------------------------------------------------------------------------------------
 Without fee waivers and/or expense
   reimbursements                                2.59%(d)         2.44%(e)          1.59%(d)
---------------------------------------------------------------------------------------------
Ratio of interest expense to average net
 assets                                            --             0.13%(e)            --
---------------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                              8.73%(d)        10.08%(e)          9.73%(d)
---------------------------------------------------------------------------------------------
Portfolio turnover rate                            91%             336%               91%
---------------------------------------------------------------------------------------------

                                                               ADVISOR CLASS
                                          -------------------------------------------------------
                                                                                   JUNE 1, 1995
                                                                                   (DATE SALES
                                                                                    COMMENCED)
                                                 YEAR ENDED OCTOBER 31,                 TO
                                          ------------------------------------     OCTOBER 31,
                                           1999    1998(a)   1997(a)   1996(a)         1995
                                          ------   -------   -------   -------   ----------------
Net asset value, beginning of period      $ 7.83   $15.52    $14.83    $11.71         $11.44
----------------------------------------
Income from investment operations:
 Net investment income                      0.87     1.40(b)   1.22      1.34           0.57
----------------------------------------
 Net realized and unrealized gain (loss)
   on investments                           0.54    (4.79)     0.93      3.05           0.17
----------------------------------------
   Net increase (decrease) from
     investment operations                  1.41    (3.39)     2.15      4.39           0.74
----------------------------------------
Distributions to shareholders:
 From net investment income                (0.96)   (1.11)    (1.23)    (1.16)         (0.44)
----------------------------------------
 From net realized gain on investments        --    (2.83)    (0.23)    (0.11)            --
----------------------------------------
 Return of capital                            --    (0.36)       --        --          (0.03)
----------------------------------------
   Total distributions                     (0.96)   (4.30)    (1.46)    (1.27)         (0.47)
----------------------------------------
Net asset value, end of period            $ 8.28   $ 7.83    $15.52    $14.83         $11.71
----------------------------------------
Total return(c)                            18.87%  (29.79)%   14.72%    39.38%          6.54%
----------------------------------------
Ratios and supplemental data:
Net assets, end of period (000s omitted)  $1,396   $1,596    $3,719    $15,298        $1,463
----------------------------------------
Ratio of expenses to average net assets
 including interest expense:
 With fee waivers and/or expense
   reimbursements                           1.53%    1.39%     1.23%     1.38%          1.40%(e)
----------------------------------------
 Without fee waivers and/or expense
   reimbursements                           1.57%    1.39%     1.23%     1.38%          1.40%(e)
----------------------------------------
Ratio of expenses to average net assets
 excluding interest expense:
 With fee waivers and/or expense
   reimbursements                           1.40%    1.39%     1.23%     1.34%          1.40%(e)
----------------------------------------
 Without fee waivers and/or expense
   reimbursements                           1.44%    1.39%     1.23%     1.34%          1.40%(e)
----------------------------------------
Ratio of interest expense to average net
 assets                                     0.13%      --        --      0.04%            --
----------------------------------------
Ratio of net investment income to
 average net assets                        11.08%   11.62%     7.74%     9.87%         12.20%(e)
----------------------------------------
Portfolio turnover rate                      336%     339%      214%      290%           213%()
----------------------------------------

(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.21 per share.
(c) Total return does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average net assets of $313,852 and $921,294 for Class C and Advisor Class, respectively.
(e)  Annualized.

NOTE 9-SUBSEQUENT EVENT

The Board of Trustees of AIM Investment Funds unanimously approved on March 14, 2000, an Agreement and Plan of Reorganization (the "Reorganization") pursuant to which the Fund would transfer substantially all of its assets to AIM Developing Markets Fund. The Reorganization has been structured as a tax-free transaction. In a Special Meeting of shareholders on May 31, 2000, the Reorganization was approved to be effective prior to the open of business on June 18, 2000.

BOARD OF TRUSTEES                                  OFFICERS                                OFFICE OF THE FUND

C. Derek Anderson                                  Robert H. Graham                        11 Greenway Plaza
President, Plantagenet Capital                     Chairman and President                  Suite 100
Management, LLC (an investment                                                             Houston, TX 77046
partnership); Chief Executive Officer,             Dana R. Sutton
Plantagenet Holdings, Ltd.                         Vice President and Treasurer            INVESTMENT MANAGER
(an investment banking firm)
                                                   Samuel D. Sirko                         A I M Advisors, Inc.
Frank S. Bayley                                    Vice President and Secretary            11 Greenway Plaza
Partner, law firm of                                                                       Suite 100
Baker & McKenzie                                   Melville B. Cox                         Houston, TX 77046
                                                   Vice President
Robert H. Graham                                                                           SUB-ADVISOR
President and Chief Executive Officer,             Gary T. Crum
A I M Management Group Inc.                        Vice President                          INVESCO Asset Management Ltd.
                                                                                           11 Devonshire Square
Ruth H. Quigley                                    Carol F. Relihan                        London EC2M 4YR
Private Investor                                   Vice President                          England

                                                   Mary J. Benson                          TRANSFER AGENT
                                                   Assistant Vice President and
                                                   Assistant Treasurer                     A I M Fund Services, Inc.
                                                                                           P.O. Box 4739
                                                   Sheri Morris                            Houston, TX 77210-4739
                                                   Assistant Vice President and
                                                   Assistant Treasurer                     CUSTODIAN

                                                   Nancy L. Martin                         State Street Bank and Trust Company
                                                   Assistant Secretary                     225 Franklin Street
                                                                                           Boston, MA 02110
                                                   Ofelia M. Mayo
                                                   Assistant Secretary                     COUNSEL TO THE FUND

                                                   Kathleen J. Pflueger                    Kirkpatrick & Lockhart LLP
                                                   Assistant Secretary                     1800 Massachusetts Avenue, N.W.
                                                                                           Washington, D.C. 20036-1800

                                                                                           COUNSEL TO THE TRUSTEES
                                                                                           Paul, Hastings, Janofsky & Walker LLP
                                                                                           Twenty Third Floor
                                                                                           555 South Flower Street
                                                                                           Los Angeles, CA 90071

                                                                                           DISTRIBUTOR

                                                                                           A I M Distributors, Inc.
                                                                                           11 Greenway Plaza
                                                                                           Suite 100
                                                                                           Houston, TX 77046


16